SUPPLEMENT dated December 3, 2002

                To the STATEMENT OF ADDITIONAL INFORMATION of the

                              Standish Equity Funds
                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund

                             Dated: January 28, 2002
                             Revised: August 8, 2002

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Standish Small Cap Value Fund

The following sentence replaces the first sentence under the heading "Additional Investment Information" for the Small Cap Value Fund:

         Under normal circumstances, at least 80% of Small Cap Value Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Index measured at the end of each of the previous twelve months.

Standish Small Cap Growth Fund

The following sentence replaces the first sentence of the second paragraph under the heading "Additional Investment Information" for the Small Cap Growth Fund:

         Under normal circumstances, at least 80% of Small Cap Growth Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

Standish Small Capitalization Equity Fund

The following sentence replaces the first sentence under the heading "Additional Investment Information" for the Small Capitalization Equity Fund:

         Under normal circumstances, at least 80% of Small Cap Equity Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.
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International Equity Fund

The following investment restriction replaces investment restriction number 3 found in the "Investments Restrictions" section on page 23 of the SAI for International Equity Fund:

International Equity Fund. As a matter of fundamental policy, the International Equity Fund may not:

3. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

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All Funds

The following paragraph replaces the corresponding paragraph in the "Investments Restrictions" section on page 24 of the SAI in its entirety:

Notwithstanding any other fundamental or non-fundamental investment restriction or policy, the Select Value, Small Cap Growth, Small Cap Value, International Small Cap and International Equity Funds may each invest all of its assets in the securities of a single open-end registered investment company with substantially the same fundamental investment objectives, restrictions and policies as the fund.